BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	Basis of Presentation and Summary of Significant Accounting Policies
Statement of Compliance— The accompanying interim condensed consolidated financial statements have been prepared by management of the Company in accordance with the rules and regulations of the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements prepared in accordance with IFRS as issued by the IASB and should be read in conjunction with the Company’s annual consolidated financial statements, included in GLOBALFOUNDRIES' Annual Report on Form 20-F for the year ended December 31, 2021.

The interim condensed consolidated financial statements were authorized by the Audit, Risk and Compliance Committee of GLOBALFOUNDRIES’ Board of Directors on August 19, 2022, to be issued and subsequent events have been evaluated for their potential effect on the interim condensed consolidated financial statements through August 19, 2022.

Significant Accounting Judgments, Estimates and Assumptions — The preparation of financial statements in accordance with International Accounting Standards (“IAS”) 34, Interim Financial Reporting, requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. In the opinion of management, all adjustments, consisting solely of normal recurring adjustments necessary for a fair presentation of the financial information for the periods indicated, have been included. The results for the three and six month periods ended June 30, 2022, are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

Change in Presentation — After a review of the Company’s financial statements, certain format changes have been made to the statements of financial position as of December 31, 2021. These format changes include the presentation of the Company’s current assets, noncurrent assets, current liability, noncurrent liability and equity based on degree of liquidity. IAS 1 does not mandate a specific order or classification of accounts on the statement of financial position. This change is not a change in estimate or a change in accounting policy. The format changes did not result in a change to the previously reported financial position.
Significant Accounting Policies —The accounting policies (including accounting judgements, estimates and assumptions) adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2021.

Recent Accounting Pronouncements, Adopted:

Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16 Interest Rate Benchmark Reform (“IBOR reform”)

Refer to the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2021.